Share Capital - Common Shares (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Equity, ending, shares	1,005,121,738
Issued capital, ending balance (in shares)	$ 7,293,000,000
Dividend payables (in CAD per share)	13	$ 126,000,000
Dividends declared on common shares	163,000,000	503,000,000
Dividends recognised as distributions to owners	$ 276,000,000	503,000,000
Preference shares [member]
Disclosure of classes of share capital [line items]
Equity, ending, shares	36,000,000
Issued capital, ending balance (in shares)	$ 874,000,000
Dividend payables (in CAD per share)	0	0
Dividends declared on common shares	35,000,000	35,000,000
Dividends recognised as distributions to owners	$ 35,000,000	$ 35,000,000